INCOME TAXES	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
11.	INCOME TAXES

A reconciliation of the U.S. federal statutory tax of 34% (2012 - 34% and 2011 – 40%) to the total provision is as follows (comparatives have been reclassified to conform to the current year presentation):

Year ended December 31,	2013	2012	2011

Loss for the year	$20,106,911	$5,270,719	$5,603,314
Recovery of income tax and statutory rates	6,836,350	1,792,045	1,905,127
Foreign tax rate differential	(3,522,620)	(693,291)	(814,927)
Income (losses) not subject to tax	(1,884,045)	(302,741)	(444,506)
Expenses not deductible for tax	(42,936)	-	-
Other	649,197	42,702	-
Change in valuation allowance	(2,035,946)	(838,714)	(645,694)
	$-	$-	$-

The significant components of deferred income taxes consist of the following (comparatives have been reclassified to conform to the current year presentation):

As at December 31,	2013	2012	2011
Deferred tax asset
Loss carryforwards	$4,576,065	$3,710,922	$2,871,789
Investments	960,957	-	-
Capital assets	10,101	-	-
Others	175,568	-	-
Deferred tax liability
Capital assets	-	(24,177)	(23,758)

Total:	5,722,691	3,686,745	2,848,031

Valuation allowance	(5,722,691)	(3,686,745)	(2,848,031)
	$-	$-	$-

During the year ended December 31, 2013, the Company incurred net losses and, therefore, has no provision for income taxes. No income tax benefit has been recorded because it is more likely than not that the recoverability of such assets would not be realized through known future revenue sources. The net deferred tax asset generated by the loss carryforward has been fully reserved.

The U.S. net operating loss net of unrecognized tax benefit, available to be applied against future years’ taxable income is $10,776,331 at December 31, 2013. If not utilized, these U.S. income tax losses will expire as follows:

2025	$97,637
2026	$223,603
2027	$1,874,027
2028	$3,340,280
2029	$406,098
2030	$952,212
2031	$1,552,580
2032	$1,482,729
2033	$847,165
Total:	$10,776,331

In Oman, the tax rate for foreign companies is 12%; however, there is a 5 year tax holiday from the start of production which has not commenced as of December 31, 2013. Turkish net operating loss carryforwards were $912,112 at December 31, 2013 ($121,696 at December 31, 2012). If unused, they will expire between 2017 and 2018.

The following is a reconciliation of the total amounts of unrecognized tax benefits:

	2013	2012	2011
Unrecognized tax benefit - January 1	$-	$-	$-
Gross increases - tax positions in prior period	213,309	-	-
Gross decreases - tax positions in prior period	-	-	-
Gross increases - tax positions in current period	-	-	-
Settlement	-	-	-
Lapse of statute of limitation	-	-	-
Unrecognized tax benefit - December 31	$213,309	$-	$-

The Company would recognize interest accrued related to unrecognized tax benefits and penalties as income tax expense. Interest is not accrued on unrecognized tax benefit that can be offset with tax losses. The Company did not accrue penalties and interest historically or during 2013.

The Company is subject to taxation in the US and various foreign jurisdictions. As of December 31, 2013 the Company’s tax years for 2010, 2011, 2012 and 2013 are subject to examination by the tax authorities. With few exceptions, as of December 31, 2013, the Company is no longer subject to U.S. federal, state, local, or foreign examinations by tax authorities for years before 2010.